Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA) - Share-based compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Expense for the period	€ 812	€ 5,667	€ 3,422
Social contribution	14	171	308
Total	826	5,738	3,730
Social security liabilities	14
BSA Warrants Issued As Equity Compensation | BSA Warrants issued 07/21/2017
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan			153
Cumulative expenses beginning of period		153	153
Accumulated expense to date			153
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 1
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan			347
Cumulative expenses beginning of period		347	347
Accumulated expense to date			347
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 2
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan			369
Cumulative expenses beginning of period		369	369
Accumulated expense to date			369
Founders share warrants | BSPCE Warrants Issued 2019 1 [member]
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan			640
Cumulative expenses beginning of period		570	447
Expense for the period			124
Accumulated expense to date			570
Founders share warrants | BSPCE Warrants Issued 2019 2 [member]
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan			320
Cumulative expenses beginning of period		113	52
Expense for the period			62
Accumulated expense to date			113
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 1
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan	640	640
Cumulative expenses beginning of period	644	570
Expense for the period		74
Accumulated expense to date	644	644	570
Founders share warrants | BSPCE Warrants Issued 2020 1 [member]
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan			218
Cumulative expenses beginning of period		341	257
Expense for the period			84
Accumulated expense to date			341
Founders share warrants | BSPCE Warrants Issued 2020 2 [member]
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan			435
Cumulative expenses beginning of period		43	1
Expense for the period			42
Accumulated expense to date			43
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 2
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan	320	320
Cumulative expenses beginning of period	212	113
Expense for the period	65	98
Accumulated expense to date	277	212	113
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 1
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan	437	218
Cumulative expenses beginning of period	437	341
Expense for the period		97
Accumulated expense to date	437	437	341
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 2
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan	435	435
Cumulative expenses beginning of period	101	43
Expense for the period	23	58
Accumulated expense to date	124	101	43
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 2
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan	419	419	419
Cumulative expenses beginning of period	420	169
Expense for the period	73	251	169
Accumulated expense to date	493	420	169
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 1
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan	838	838	838
Cumulative expenses beginning of period	548	339
Expense for the period		209	339
Accumulated expense to date	548	548	339
Free share warrants | Free shares 2020
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan			2,311
Cumulative expenses beginning of period		1,184	28
Expense for the period			1,155
Accumulated expense to date			1,184
Free share warrants | Free shares 2021-1
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan			4,936
Cumulative expenses beginning of period		1,447
Expense for the period			1,447
Accumulated expense to date			1,447
Share Subscription Warrants | BSA 2021
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan	17	17
Cumulative expenses beginning of period	17
Expense for the period		17
Accumulated expense to date	17	17
Share Subscription Warrants | BSA 2022
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan	12
Expense for the period	12
Accumulated expense to date	12
Allocation of Bonus Shares | AGA 2022
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan	775
Expense for the period	553
Accumulated expense to date	553
Allocation of Bonus Shares | AGA 2020
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan	2,301	2,311
Cumulative expenses beginning of period	2,301	1,184
Expense for the period		1,117
Accumulated expense to date	2,301	2,301	1,184
Allocation of Bonus Shares | AGA 2021-1
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan	4,907	4,936
Cumulative expenses beginning of period	4,907	1,447
Expense for the period		3,460
Accumulated expense to date	4,907	4,907	€ 1,447
Allocation of Bonus Shares | AGA 2021-2
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Probable cost of the plan	271	271
Cumulative expenses beginning of period	186
Expense for the period	86	186
Accumulated expense to date	€ 271	€ 186